UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred stock Series B Preferred Stock	Preferred stock Preferred stock Series C	Common stock	Additional paid-in capital	Retained Earnings / (Accumulated Deficit) Preferred stock Series C	Retained Earnings / (Accumulated Deficit)	Preferred stock Series C	Total
Balance at the end at Jun. 30, 2021			$ 5,000			$ (1,000)		$ 4,000
Balance at the end (in shares) at Jun. 30, 2021			500
Balance at the beginning at Apr. 14, 2021	$ 0	$ 0	$ 5,000	$ 0		0		0
Balance at the beginning (in shares) at Apr. 14, 2021	0	0	500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)						(1,000)		(1,000)
Balance at the end at Jun. 30, 2021			$ 5,000			(1,000)		4,000
Balance at the end (in shares) at Jun. 30, 2021			500
Balance at the beginning at Apr. 14, 2021	$ 0	$ 0	$ 5,000	0		0		0
Balance at the beginning (in shares) at Apr. 14, 2021	0	0	500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)						134,000		134,000
Cancellation of common stock			$ (5,000)
Cancellation of common stock (in shares)			(500)
Dividends declared on series C preferred stock (Note 6(c))					$ (69,000)		$ (69,000)
Balance at the end at Dec. 31, 2021	$ 5,000		$ 88,000	47,991,000		65,000		48,149,000
Balance at the end (in shares) at Dec. 31, 2021	500,000	10,000	8,820,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)						1,062,000		1,062,000
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 6(a) and 6(b))			$ 131,000	10,521,000				10,652,000
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 6(a) and 6(b)) (in shares)			13,071,429
Issuance of common stock following exercise of 4,156,000 Class A warrants and 2,500,000 prefunded warrants (Note 6(a) and 6(b))			$ 66,000	3,066,000				3,132,000
Issuance of common stock following exercise of 4,156,000 Class A warrants and 2,500,000 prefunded warrants (Note 6(a) and 6(b)) (in shares)			6,656,000
Issuance of 1,281,423 shares of common stock and 2,430,000 Class A warrants upon exercise of underwriters' over-allotment option (Note 6(a) and 6(b))			$ 13,000	881,000				894,000
Issuance of 1,281,423 shares of common stock and 2,430,000 Class A warrants upon exercise of underwriters' over-allotment option (Note 6(a) and 6(b)) (in shares)			1,281,423
Compensation on restricted stock awards (Note 6(d))				158,000				158,000
Dividends declared and paid ($0.05 per share of common stock and Class A warrant) (Note 6(e))				(1,767,000)		(448,000)		(2,215,000)
Dividends declared and paid ($0.01 per share of common stock and Class A warrant) (Note 6(e))						(443,000)		(443,000)
Dividends declared on series C preferred stock (Note 6(c))				(235,000)		$ (236,000)		(471,000)
Balance at the end at Jun. 30, 2022	$ 5,000		$ 298,000	$ 60,615,000				$ 60,918,000
Balance at the end (in shares) at Jun. 30, 2022	500,000	10,000	29,829,092